Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities
Note 5 – Financial assets at fair value through profit or loss and designated at fair value through profit or loss—Securities

a)
Financial assets at fair value through profit or loss—Securities are presented in the following table:

	12/31/2020			12/31/2019
	Cost	Adjustments to Fair Value (in Income) (2)	Fair value	Cost	Adjustments to Fair Value (in Income)	Fair value

Investment funds	15,407	(1,203)	14,204	9,277	(1,010)	8,267
Brazilian government securities (1a)	284,280	1,605	285,885	218,548	1,063	219,611
Government securities – abroad (1b)	8,199	11	8,210	1,541	(21)	1,520
Argentina	1,480	18	1,498	349	(31)	318
Chile	839	1	840	487	1	488
Colombia	3,599	4	3,603	399	10	409
United States	2,096	(11)	2,085	141	—	141
Mexico	5	—	5	57	—	57
Paraguay	3	—	3	2	—	2
Peru	4	1	5	8	—	8
Uruguay	40	1	41	98	(1)	97
Italy	133	(3)	130	—	—	—
Corporate securities (1c)	78,113	(1,081)	77,032	51,744	(1,102)	50,642
Shares	20,063	(1,016)	19,047	15,459	(822)	14,637
Rural product note	2,371	(22)	2,349	—	—	—
Bank deposit certificates	729	—	729	792	—	792
Real estate receivables certificates	561	(13)	548	1,414	30	1,444
Debentures	30,022	(85)	29,937	12,958	(303)	12,655
Eurobonds and other	2,341	42	2,383	2,178	(5)	2,173
Financial bills	15,784	(1)	15,783	18,517	(3)	18,514
Promissory notes	5,588	28	5,616	313	—	313
Other	654	(14)	640	113	1	114

Total	385,999	(668)	385,331	281,110	(1,070)	280,040

(1)
Financial assets at fair value through profit or loss – Securities pledged as Guarantee of Funding of Financial Institutions and Customers were: a) R$ 12,181 (R$ 28,759 at 12/31/2019), b) R$ 765 (R$ 329 at 12/31/2019) and c) R$ 8,556 (R$ 104 at 12/31/2019), totaling R$ 21,502 (R$ 29,192 at 12/31/2019).

(2)
In the period, the result of Adjustment to Fair Value of Financial Assets (particularly private securities) had their amounts affected by oscillations of rates and other market variables arising from the impact of the COVID-19 pandemic on the macroeconomic scenario in the period (Note 33a).

The cost and fair value per maturity of Financial Assets at Fair Value Through Profit or Loss - Securities were as follows:

	12/31/2020		12/31/2019
	Cost	Fair value	Cost	Fair value
Current	152,413	150,298	82,183	80,372
Non-stated maturity	35,470	33,251	24,736	22,904
Up to one year	116,943	117,047	57,447	57,468
Non-current	233,586	235,033	198,927	199,668
From one to five years	175,530	176,651	136,727	137,186
From five to ten years	37,783	37,600	41,744	41,759
After ten years	20,273	20,782	20,456	20,723

Total	385,999	385,331	281,110	280,040

Financial Assets at Fair Value Through Profit or Loss - Securities include assets with a fair value of R$ 205,820 (R$ 204,530 at 12/31/2019) that belong to investment funds wholly owned by Itaú Vida e Previdência S.A.. The return of those assets (positive or negative) is fully transferred to customers of our PGBL and VGBL private pension plans whose premiums (net of fees) are used by our subsidiary to purchase quotas of those investment funds.

b)
Financial assets designated at fair value through profit or loss - Securities are presented in the following table:

	12/31/2020
	Cost	Adjustments to Fair Value (in Income)	Fair value
Brazilian external debt bonds	3,699	41	3,740

Total	3,699	41	3,740

	12/31/2019
	Cost	Adjustments to Fair Value (in Income)	Fair value
Brazilian external debt bonds	1,016	19	1,035

Total	1,016	19	1,035

The cost and fair value by maturity of financial assets designated as fair value through profit or loss - Securities were as follows:

	12/31/2020		12/31/2019
	Cost	Fair value	Cost	Fair value
Current	1,806	1,826	592	609
Up to one year	1,806	1,826	592	609
Non-current	1,893	1,914	424	426
From one to five years	1,893	1,914	424	426

Total	3,699	3,740	1,016	1,035